CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Total Revenues	$ 8,432,511	$ 5,248,461	$ 7,725,221
Total cost of revenues	4,669,191	2,637,025	3,459,447
Gross Profit	3,763,320	2,611,436	4,265,774
Operating expenses:
General and administrative expenses	1,227,424	437,278	132,224
Professional fees	968,435	350,636	211,517
Salaries	1,136,676	792,546	193,247
Total operating expenses	3,332,535	1,580,460	536,988
Income from operations	430,785	1,030,976	3,728,786
Other (expense) income
Interest expense	(2,955,008)	(906,398)	(141,690)
Accretion interest	(320,497)	0	0
Impairment loss	0	(379,165)	0
Government subsidies	109,723	490,171	84,657
Loss on warranties	(1,565,570)	0	0
Loss on convertible debenture valuation	(157,010)	0	0
Other income	23,605	20,709	245,019
Total other (expense) income, net	(4,864,757)	(774,683)	187,986
Income (loss) before income taxes	(4,433,972)	256,293	3,916,772
Provision for income taxes - current	64,768	(312,767)	(1,003,126)
Recovery for income taxes - deferred	797,096	0	0
Net (loss) income	(3,572,108)	(56,474)	2,913,646
Less: net loss (income) attributable to noncontrolling interest	97,596	66,223	(46,789)
Net (loss) income attributable to Visionary Education Technology Holdings Group	(3,474,512)	9,749	2,866,857
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	(750,768)	26,333	164,684
Comprehensive (loss) income	(4,322,876)	(30,141)	3,078,330
Less: comprehensive loss (income) attributable to noncontrolling interest	113,451	61,774	(23,626)
Comprehensive (loss) income attributable to Visionary Education Technology Holdings Group	(4,209,425)	31,633	3,054,704
Rent [Member]
Total Revenues	7,090,140	2,298,198	674,898
Total cost of revenues	3,899,012	1,322,188	256,981
Tuition [Member]
Total Revenues	1,342,371	669,442	358,241
Total cost of revenues	770,179	319,913	124,762
Construction [Member]
Total Revenues	0	8,117	78,219
Total cost of revenues	0	4,663	19,529
Gross Profit	0	3,454	58,690
Salesof Land [Member]
Total Revenues	0	2,272,704	6,613,863
Total cost of revenues	$ 0	$ 990,261	$ 3,058,175